STOCK-BASED COMPENSATION (Details - Options by exercise price) - $ / shares	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	2,563,200	2,578,200
Weighted average contractual life	6 years 5 months 15 days
Weighted average exercise price	$ 1.13	$ 1.13
Exercisable number of shares	2,038,389
Exercisable weighted average exercise price	$ 1.13
Option 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	60,000
Weighted average contractual life	4 years 6 months
Weighted average exercise price	$ 0.48
Exercisable number of shares	60,000
Exercisable weighted average exercise price	$ 0.48
Option 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	80,000
Weighted average contractual life	4 years 8 months 19 days
Weighted average exercise price	$ 0.50
Exercisable number of shares	80,000
Exercisable weighted average exercise price	$ 0.50
Option 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	40,000
Weighted average contractual life	2 years 8 months 1 day
Weighted average exercise price	$ 0.55
Exercisable number of shares	40,000
Exercisable weighted average exercise price	$ 0.55
Option 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	100,000
Weighted average contractual life	6 years 10 months 2 days
Weighted average exercise price	$ 0.70
Exercisable number of shares	100,000
Exercisable weighted average exercise price	$ 0.70
Option 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	758,000
Weighted average contractual life	5 years 1 month 2 days
Weighted average exercise price	$ 0.73
Exercisable number of shares	758,000
Exercisable weighted average exercise price	$ 0.73
Option 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	6,000
Weighted average contractual life	1 year 3 months 3 days
Weighted average exercise price	$ 0.85
Exercisable number of shares	6,000
Exercisable weighted average exercise price	$ 0.85
Option 7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	36,000
Weighted average contractual life	2 years 8 months 8 days
Weighted average exercise price	$ 0.90
Exercisable number of shares	36,000
Exercisable weighted average exercise price	$ 0.90
Option 8 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	200,200
Weighted average contractual life	5 months 1 day
Weighted average exercise price	$ 1.20
Exercisable number of shares	200,200
Exercisable weighted average exercise price	$ 1.20
Option 9 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	45,000
Weighted average contractual life	8 years 5 months 19 days
Weighted average exercise price	$ 1.25
Exercisable number of shares	15,000
Exercisable weighted average exercise price	$ 1.25
Option 10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	453,000
Weighted average contractual life	7 years 8 months 12 days
Weighted average exercise price	$ 1.30
Exercisable number of shares	266,522
Exercisable weighted average exercise price	$ 1.30
Option 11 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	70,000
Weighted average contractual life	9 years 1 month 17 days
Weighted average exercise price	$ 1.40
Exercisable number of shares	70,000
Exercisable weighted average exercise price	$ 1.40
Option 12 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	100,000
Weighted average contractual life	7 years 11 months 12 days
Weighted average exercise price	$ 1.42
Exercisable number of shares	66,667
Exercisable weighted average exercise price	$ 1.42
Option 13 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	5,000
Weighted average contractual life	9 years 5 months 8 days
Weighted average exercise price	$ 1.45
Exercisable number of shares	0
Exercisable weighted average exercise price	$ 0
Option 14 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	70,000
Weighted average contractual life	8 years 2 months 8 days
Weighted average exercise price	$ 1.50
Exercisable number of shares	70,000
Exercisable weighted average exercise price	$ 1.50
Option 15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	540,000
Weighted average contractual life	9 years 8 months 4 days
Weighted average exercise price	$ 1.68
Exercisable number of shares	270,000
Exercisable weighted average exercise price	$ 1.68